Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments
Cost or Amortized Cost	$ 52.6
Fair Value	56.1
Fixed maturity securities
Investments
Cost or Amortized Cost	51.2	$ 32.0
Gross Unrealized Gains	3.5	3.6
Gross Unrealized Losses	(0.1)	0.0
Fair Value	54.6	35.6
Fixed maturity securities | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.2	0.3
Fixed maturity securities | United States government and government agencies and authorities
Investments
Cost or Amortized Cost	0.7	0.7
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.8	0.8
Fixed maturity securities | United States government and government agencies and authorities | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	4.0	6.4
Gross Unrealized Gains	0.2	0.4
Gross Unrealized Losses	0.0	0.0
Fair Value	4.2	6.8
Fixed maturity securities | States, municipalities and political subdivisions | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	0.2	0.3
Gross Unrealized Gains	0.2	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.4	0.4
Fixed maturity securities | Foreign governments | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	8.2
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Fair Value	8.2
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	2.9	3.1
Gross Unrealized Gains	0.3	0.5
Gross Unrealized Losses	0.0	0.0
Fair Value	3.2	3.6
Fixed maturity securities | Residential mortgage-backed | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.2	0.3
Fixed maturity securities | U.S. corporate
Investments
Cost or Amortized Cost	27.5	17.7
Gross Unrealized Gains	2.0	1.9
Gross Unrealized Losses	(0.1)	0.0
Fair Value	29.4	19.6
Fixed maturity securities | U.S. corporate | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.0	0.0
Fixed maturity securities | Foreign corporate
Investments
Cost or Amortized Cost	7.7	3.8
Gross Unrealized Gains	0.7	0.6
Gross Unrealized Losses	0.0	0.0
Fair Value	8.4	4.4
Fixed maturity securities | Foreign corporate | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	0.0	0.0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	0.1	0.1
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.2	0.2
Equity securities | Non-redeemable preferred stocks | OTTI in AOCI | Available-for-sale securities.
Investments
OTTI in AOCI	$ 0.0	$ 0.0